Short-Term Borrowings and Long-Term Debt (Details 1) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Long-term debt
Long-term debt including the current portion	¥ 921,849	¥ 1,160,029
Less - Portion due within one year	109,614	235,822
Total	812,235	924,207
Unsecured loans, Due 2010 to 2020, with interest rates ranging from 0.20% to 4.50% Per annum [Member]
Long-term debt
Long-term debt including the current portion	0	563,465
Unsecured loans, Due 2011 to 2018, with interest rates ranging from 0.20% to 4.50% per annum [Member]
Long-term debt
Long-term debt including the current portion	441,976	0
Unsecured 2.04% bonds, due 2010, net of unamortized discount [Member]
Long-term debt
Long-term debt including the current portion	0	49,999
Unsecured 0.80% bonds, due 2010, net of unamortized discount [Member]
Long-term debt
Long-term debt including the current portion	0	49,999
Unsecured 1.52% bonds, due 2011, net of unamortized discount [Member]
Long-term debt
Long-term debt including the current portion	50,000	49,999
Unsecured 1.16% bonds, due 2012, net of unamortized discount [Member]
Long-term debt
Long-term debt including the current portion	39,996	39,993
Unsecured 1.52% bonds, due 2013, net of unamortized discount [Member]
Long-term debt
Long-term debt including the current portion	34,999	34,999
Unsecured 1.57% bonds, due 2015, net of unamortized discount [Member]
Long-term debt
Long-term debt including the current portion	29,991	29,988
Unsecured 1.75% bonds, due 2015, net of unamortized discount [Member]
Long-term debt
Long-term debt including the current portion	24,996	24,996
Unsecured 2.35% bonds, due 2010 [Member]
Long-term debt
Long-term debt including the current portion	0	4,900
Unsecured 1.17% bonds, due 2011 [Member]
Long-term debt
Long-term debt including the current portion	10,500	10,500
Unsecured 0.95% bonds, due 2012 [Member]
Long-term debt
Long-term debt including the current portion	60,000	60,000
Unsecured 1.40% bonds, due 2013 [Member]
Long-term debt
Long-term debt including the current portion	10,700	10,700
Unsecured 1.30% bonds, due 2014 [Member]
Long-term debt
Long-term debt including the current portion	110,000	110,000
Unsecured 2.00% bonds, due 2018 [Member]
Long-term debt
Long-term debt including the current portion	16,300	16,300
Unsecured 2.07% bonds, due 2019 [Member]
Long-term debt
Long-term debt including the current portion	50,000	50,000
Capital lease obligations, Due 2010 to 2021 with interest rates ranging from 0.01% to 7.77% per annum [Member]
Long-term debt
Long-term debt including the current portion	0	35,013
Capital lease obligations, Due 2011 to 2021 with interest rates ranging from 0.03% to 9.09% per annum [Member]
Long-term debt
Long-term debt including the current portion	24,673	0
Guarantee deposits received [Member]
Long-term debt
Long-term debt including the current portion	¥ 17,718	¥ 19,178